Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Apr. 30, 2022	Nov. 15, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from Initial Public Offering					$ 115,000,000
Gross proceeds from Initial Public Offering					$ 115,000,000
NATURALSHRIMP INCORPORATED [Member]
Settlement amount							$ 12,000
Shares issued during settlement									93,000,000
Fair value of stock issued									$ 29,388,000
Common share value									$ 0.316
Stock payable							28,494,706
Reclassified stock payable							$ 9,415,950
NATURALSHRIMP INCORPORATED [Member] | Forecast [Member]
Reclassified stock payable								$ 60,841,649
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
Proceeds from Initial Public Offering						$ 2,300,000
Gross proceeds from Initial Public Offering						$ 4,025,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		10,000,000
Percentage of cash underwritng commission					2.00%
Proceeds from Initial Public Offering					$ 2,300,000
Percentage of underwriting deferred Commission					3.50%
Gross proceeds from Initial Public Offering					$ 4,025,000
April 1, 2015 [Member] | NATURALSHRIMP INCORPORATED [Member]
Salary and wage, excluding cost of good and service sold			$ 96,000				$ 96,000
Employment agreement description			The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.				The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.
April 1, 2015 [Member] | NATURALSHRIMP INCORPORATED [Member] | Mr Easterling [Member]
Salary and wage, excluding cost of good and service sold			$ 180,000